Note 3 - Recent Real Estate Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Real Estate Disclosure [Text Block]
3.
RECENT REAL ESTATE TRANSACTIONS

During the
six
months ended
June 30, 2020,
the Company disposed of the following properties:

•	Centennial Tech Center, which was sold on February 5, 2020 for approximately $15.0 million and the Company recognized a loss of approximately $913,000.

•	Union Terrace, which was sold on March 13, 2020 for approximately $11.3 million and the Company recognized a gain of approximately $688,000.

During the
six
months ended
June 30, 2020,
the Company disposed of
21
model homes for approximately
$8.0
 million and recognized a gain of approximately
$557,000.

During the
six
months ended
June 30, 2020,
the Company acquired
17
model homes for approximately
$6.3
million. The purchase price was paid through cash payments of approximately
$1.9
million and mortgage notes of approximately
$4.4
million.

During the
six
months ended
June 30, 2019,
the Company disposed of the following property:

•	Morena Office Center, which was sold on January 15, 2019 for approximately $5.6 million and the Company recognized a gain of approximately $700,000.

•	Nightingale land was sold on May 8, 2019 for approximately $875,000 and recognized a loss of approximately $93,000.

During the
six
months ended
June
30,
2019,
the Company disposed of
26
model homes for approximately
$9.4
million and recognized a gain of approximately
$783,000.

During the
six
months ended
June
30,
2019,
the Company acquired
18
model homes for approximately
$6.1
 million. The purchase price was paid through cash payments of approximately
$1.8
 million and mortgage notes of approximately
$4.3
 million.

3.
RECENT REAL ESTATE TRANSACTIONS

During year ended
December
31,
2019
and
2018
we disposed of the following properties:

•	Morena Office Center, which was sold on January 15, 2019 for approximately $5.6 million and the Company recognized a gain of approximately $700,000.

•	Nightingale land, which was sold on May 8, 2019 for approximately $875,000 and the Company recognized a loss of approximately $93,000.

•
On
July
1,
2019,
NetREIT Genesis, LLC sold a
43%
tenants-in-common interest in Genesis Plaza (“TIC Interest”) for
$5.6
 million to a newly formed entity, NetREIT Genesis II, LLC, in which NetREIT Casa Grande LP is the sole member. NetREIT Casa Grande LP owned and sold Morena Office Center on
January
15,
2019.
The sale of the TIC Interest was structured as a
1031
exchange and included
$2.9
 million in cash and assumption of debt. The Company remains a guarantor of the debt and NetREIT Genesis, LLC and NetREIT Genesis II, LLC are jointly and severally liable for the debt securing Genesis Plaza, the financial terms and conditions of which remain materially unchanged.

•	The Presidio office building, which was sold on July 31, 2019 for approximately $12.3 million and the Company recognized a gain of approximately $4.5 million.

•	During the year ended December 31, 2019, we disposed of 41 model homes for approximately $14.6 million and recognized a gain of approximately $1.2 million.

•	In December 31, 2018, we sold the following:

•	Port of San Diego Complex for approximately $24.8 million and recognized a gain of approximately $10.0 million.

•	Yucca Valley Retail Center for approximately $7.8 million and recognized a gain of approximately $1.4 million.

•	Pacific Oaks Plaza for approximately $3.9 million and recognized a loss of approximately $232,000.

•	During the year ended December 31, 2018, we disposed of 33 model homes for approximately $12.6 million and recognized a gain of approximately $988,000.

During the year ended
December
31,
2019,
the Company acquired
33
Model Homes properties and leased them back to the home builders. The purchase price for the properties totaled
$13.0
 million. The Company allocated the purchase price of the properties acquired during
2019
as follows:

	Land	Buildings and Other	Total Purchase Price
Model Home Properties	$2,495,436	$10,542,126	$13,037,562

During the year ended
December
31,
2019,
the Company disposed of real estate assets with a net carrying value of approximately
$25.1
 million and recorded a gain on sale of approximately
$6.3
 million